UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06346
Invesco Quality Municipal Investment Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/10
Item 1. Reports to Stockholders.

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Quality Municipal Investment Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust’s financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

Trust Report

For the six months ended April 30, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the April labor report showed that employment in the U.S. rose by its largest monthly increase in four years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February – perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended April 30, 2010, the Barclays Capital High Yield Municipal Bond Index gained 6.70 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 3.68 percent. Overall, longer maturity issues outperformed those with shorter maturities. For the six months ended April 30, 2010, long bonds (those with maturities of 22 years or more) returned 5.09 percent while five-year bonds returned 3.22 percent, as measured by the respective Barclays Capital municipal bond indexes.

With regard to sectors, hospital bonds and tobacco bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections.

Demand for municipal bonds overall remained steady, with approximately $24 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $205 billion. However, 25 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

Performance Analysis

For the six-month period ended April 30, 2010, the net asset value (NAV) of Morgan Stanley Quality Municipal Investment Trust (IQT) increased from $13.24 to $13.62 per share. Based on the NAV change plus reinvestment of tax-free dividends totaling $0.4275 per share, the Trust’s total NAV return was 6.40 percent. IQT’s value on the New York Stock Exchange (NYSE) moved from $12.02 to $13.04 per share during the same period. Based on this change plus reinvestment of dividends, the Trust’s total market return was 12.13 percent. IQT’s NYSE market price was at a 4.26 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for May 2010 were unchanged at $0.07125 per share. The dividend reflects the current level of the Trust’s net investment income. IQT’s level of undistributed net investment income was $0.286 per share on April 30, 2010 versus $0.260 per share six months earlier.1

The primary contributors to the Trust’s performance for the reporting period included exposure to A and BBB rated bonds. Spreads on these issues tightened during the period, helping them to outperform higher quality issues. Holdings in the health care, industrial development revenue/pollution control revenue (IDR/PCR), and tobacco sectors were additive to returns as these sectors outperformed the broad municipal bond market for the period. The portfolio’s exposure on the long end of the municipal yield curve was also advantageous as longer maturities issues outperformed shorter maturity issues.

Other positions, however, were less advantageous. Exposure to zero coupon bonds hindered performance as spreads in this sector widened over the course of the period. The portfolio’s exposure to local general obligation bonds also detracted given the sector’s underperformance of essential service bonds.

The Trust’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust’s shares. In addition, we would like to remind you that the Trustees have approved a share repurchase program whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also take action to reduce or eliminate the amount of Auction Rate Preferred Shares (ARPS) outstanding.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

1 Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

TOP FIVE SECTORS as of 04/30/10
General Obligation	18.3%
Hospital	12.6
Transportation	10.6
Other Revenue	9.8
Airport	8.3

LONG-TERM CREDIT ANALYSIS as of 04/30/10
Aaa/AAA	27.6%
Aa/AA	35.4
A/A	25.5
Baa/BBB	9.6
Ba/BB or Less	0.8
NR	1.1

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION as of 04/30/10
California	21.1%
Florida	16.8
Texas	16.6
New York	12.9
New Jersey	7.6
Illinois	7.5
Washington	7.1
Georgia	7.0
South Carolina	5.5
Massachusetts	5.2
District of Columbia	4.9
Ohio	4.1
Nevada	4.1
Kentucky	3.7
Maryland	3.4
Iowa	3.1
Pennsylvania	3.1
Michigan	2.3
Indiana	1.7
Puerto Rico	1.5
Utah	1.5%
North Carolina	1.2
Alaska	1.1
Colorado	1.0
Virginia	0.9
Arizona	0.8
Missouri	0.7
Wisconsin	0.6
Hawaii	0.6
Montana	0.5
New Mexico	0.5
Idaho	0.5
Kansas	0.3

Total Long-Term Investments	149.4
Short-Term Investment	1.5
Other Assets in Excess of Liabilities	0.8
Liability for Floating Rate Note and Dealer Trusts Obligations	(18.7)
Preferred Shares of Beneficial Interest	(33.0)

Net Assets Applicable to Common Shareholders	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments. Long-term credit analysis is as a percentage of long-term investments. Summary of investments by state classification are as a percentage of net assets applicable to common shareholders. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Moody’s and Standard and Poor’s, respectively.

For More Information About Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of Invesco Quality Municipal Investment Trust (the Trust) is required under the Investment Company Act of 1940 to approve the Trust’s investment advisory agreements. At various meetings of the Board held during the third and fourth quarters of 2009 and early 2010, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved (i) a new investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers), (ii) a new Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts and together with the investment advisory agreement with Invesco Advisers, the new advisory agreements) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers), and (iii) the appointment of Invesco Advisers as investment adviser and the Affiliated Sub-Advisers as investment sub-advisers to the Trust. In doing so, the Board determined that the new advisory agreements will enable shareholders of the Trust to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of the Trust and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Trust’s new advisory agreements is fair and reasonable. The new advisory agreements were approved to become effective upon approval by the shareholders of the Trust and closing of a transaction between Morgan Stanley and Invesco Ltd. (Invesco) under which Invesco acquired the retail mutual fund assets of Morgan Stanley (the Acquisition).

The Board’s Trust Evaluation Process

In reaching their decision, the Board requested and obtained information from Morgan Stanley, Invesco Advisers and Invesco, including information obtained during various meetings with Senior Management at Invesco, as they deemed reasonably necessary to evaluate the new advisory agreements for the Trust. In considering the Trust’s new advisory agreements, the Board evaluated a number of factors and considerations listed below that they believed, in light of their own business judgment, to be relevant to their determination.

1. The Board considered the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms, the strength of Invesco’s resources and investment capabilities and the client-focused shareholder services offered by Invesco.

2. The Board discussed the challenges of positioning the Trust on a common operating platform with Invesco, with particular emphasis on ensuring portfolio management operations properly migrate to Invesco as part of the Acquisition, to ensure uninterrupted services for shareholders and the opportunity for the portfolio management of the Trust to recognize savings from economies of scale when such savings occur.

3. The Board noted the continuity of key investment management personnel that would manage the Trust upon consummation of the Acquisition, specifically noting that, with respect to the Trust, the persons responsible for the portfolio management of the Trust are expected to remain the same except that Neil Stone will not continue as a portfolio manager of the Trust. The Board discussed at length the effect of this change on the Trust.

4. The Board noted that entering into the sub-advisory contracts would provide Invesco Advisers with increased flexibility in assigning portfolio managers to the Trust and would give the Trust access to portfolio managers and investment personnel located in other offices, including those outside the United States, who may have more specialized expertise on local companies, markets and economies or on various types of investments and investment techniques.

5. The Board noted that, pursuant to the sub-advisory contracts, Invesco Advisers would pay all of the sub-advisory fees of the Affiliated Sub-Advisers out of its management fees.

6. The Board noted the undertaking by Invesco and Morgan Stanley or their respective affiliates to assume all of the costs of the Acquisition, including the cost of obtaining the shareholder approvals discussed above. The Board noted that Invesco Advisers would provide a two-year contractual guaranty to limit the total expense ratio of the Trust to the Trust’s total expense ratio prior to the Acquisition. In determining the obligation to waive advisory fees and/or reimburse expenses, the following is not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, and (v) expenses that the Trust has incurred but did not actually pay because of an offset arrangement. During the Board’s extensive review process, the Board, including the independent Trustees, considered, among other things, the following factors: the terms and conditions of the new advisory agreements, including the differences from the advisory agreement with Morgan Stanley affiliates; and the nature, scope and quality of services that Invesco Advisers and its affiliates are expected to provide to the Trust, including sub-advisory services and compliance services. The Board evaluated all information available to them on a trust-by-trust basis, and their determinations were made separately in respect of the Trust. The Board also based their decisions on the following considerations, among others, although they did not identify any consideration that was all important or controlling of their discussions, and each Trustee attributed different weights to the various factors.

A. Nature, Extent and Quality of Services.  The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Invesco Advisers and the Affiliated Sub-Advisers under the new advisory agreements, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by Invesco Advisers under the Trust’s administration agreement, including accounting services and the provision of supplies, office space and utilities at Invesco Advisers’ expense. The Board was advised that there was no expected diminution in the nature, quality and extent of services provided to the Trust’s shareholders.

The Board reviewed and considered the qualifications of the portfolio managers who are expected to continue as portfolio managers, noting the one portfolio manager who would not continue to manage the Trust as a result of the new advisory agreements, and the senior administrative managers and other key personnel of Invesco Advisers or its affiliates who will provide the advisory and administrative services to the Trust.

B. Performance, Fees and Expenses of the Trust. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers had not yet begun providing services to the Trust and, therefore, concluded that performance was not a factor they needed to address with respect to the approval of the new advisory agreements. They also considered that management fees would not increase under the new advisory agreements and that Invesco Advisers would pay the fee under the sub-advisory contract out of its management fees. Furthermore, the Board considered that Invesco Advisers would provide a two-year contractual guaranty to limit the total expense ratio of the Trust to the Trust’s total expense ratio prior to the Acquisition.

C. Economies of Scale.  The Board considered the benefits that the shareholders of the Trust would be afforded as a result of anticipated economies of scale.

D. Other Benefits of the Relationship.  The Board considered other benefits to Invesco Advisers and its affiliates that may be derived from their relationship with the Trust and other funds advised by Invesco Advisers.

E. Resources of the Adviser.  The Board considered whether Invesco Advisers and the Affiliated Sub-Advisers were financially sound and had the resources necessary to perform their obligations under the new advisory agreements, noting assurances that Invesco Advisers and the Affiliated Sub-Advisers had the financial resources necessary to fulfill their obligations under the new advisory agreements and the benefits to the Trust of such a relationship.

F. General Conclusion.  After considering and weighing all of the above factors, the Board, including the independent Trustees, unanimously concluded that it would be in the best interest of the Trust and its shareholders to approve the new advisory agreements with respect to the Trust. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Trustees and their counsel present.

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments - April 30, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (149.4%)
	Alaska (1.1%)
$3,000	Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00%	06/01/46	$2,016,690

	Arizona (0.8%)
400	Maricopa County Pollution Control Corp., Ser 2009 A	6.00	05/01/29	421,516
985	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00	09/01/24	1,037,097

				1,458,613

	California (21.1%)
985	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/35	218,118
1,590	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/36	330,004
690	Alvord Unified School District, Ser 2007 A (AGM Insd)	5.00	08/01/23	742,219
1,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser 2007 F	5.00	04/01/31	1,034,220
680	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26	305,218
1,310	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/31	432,758
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	1,958,420
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,059,480
3,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00	08/15/32	2,905,740
540	City & County of San Francisco, Refg Laguna Honda Hospital Ser 2008 R-3 (AGC Insd) (b)	5.00	06/15/28	557,302
2,000	City of Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24	2,131,160
340	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)	0.00	08/01/29	111,619
430	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 (a)	0.00	08/01/41	55,324
5,265	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (a)	0.00	08/01/42	634,380
770	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (a)	0.00	08/01/43	86,717
1,775	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/31	498,047
1,500	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	1,373,055
3,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	2,949,180
3,700	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	2,584,043
1,100	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	847,913
585	Indio Redevelopment Agency, Ser 2008 A	5.00	08/15/24	573,259
1,920	Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (b)	5.00	07/01/23	2,009,296
975	Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (a)	0.00	08/01/34	225,976

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
$1,090	Moreland School District, Ser 2014 C (AMBAC Insd) (a)	0.00%	08/01/29		$342,009
790	Oak Grove School District, Election 2008 Ser A (a)	0.00	08/01/28		277,243
4,000	Oxnard Financing Authority, Redwood Trunk Sewer & Headworks Ser 2004 A (NATL-RE & FGIC Insd)	5.00	06/01/29		4,032,160
110	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12	(c)	120,291
890	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/21		890,000
1,965	Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (a)	0.00	08/01/27		735,224
2,455	Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (a)	0.00	08/01/31		706,132
3,300	San Jose Evergreen Community College District, Election Ser 2008 B (AGM Insd) (a)	0.00	09/01/30		1,027,224
450	San Rafael City High School District, Election Ser 2002 B (NATL-RE & FGIC Insd) (a)	0.00	08/01/25		193,802
3,000	State of California, Various Purpose dtd 05/01/03	5.00	02/01/24		3,048,330
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2006 A-1	5.00	06/01/37		1,567,240
850	Twin Rivers Unified School District, Ser 2009 (BANs) (a)	0.00	04/01/14		752,581
6,300	William S. Hart Union High School District, Ser 2009 A (a)	0.00	08/01/32		1,557,360

					39,873,044

	Colorado (1.0%)
1,585	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd)	5.25	08/15/34		1,574,111
140	Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)	6.90	04/01/29		149,729
160	Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28		171,704

					1,895,544

	District of Columbia (4.9%)
1,500	District of Columbia, Income Tax, Ser 2009 A (b)	5.25	12/01/27		1,675,245
380	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/26		403,995
380	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/27		403,995
760	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/28		807,990
2,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00	02/01/31		1,884,060
575	District of Columbia Water & Sewer Authority, Public Utility Ser 2008 A (AGC Insd)	5.00	10/01/27		603,577
265	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd)	5.00	10/01/28		276,647
3,000	Metropolitan Washington Airports Authority, Ser 2004 C-1 (AMT) (AGM Insd) (d)	5.00	10/01/20		3,129,210

					9,184,719

	Florida (16.8%)
1,900	City of Jacksonville, Sales Tax Ser 2001 (AMBAC Insd)	5.50	10/01/18		2,007,502
2,000	County of Martin, Utilities Ser 2001 (NATL-RE & FGIC Insd)	5.00	10/01/26		2,026,260

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$1,000	County of Miami-Dade, Building Better Communities Program Ser 2009 B-1	6.00%	07/01/38	$1,113,090
800	County of Miami-Dade, Miami Int’l Airport Ser 2009 A (AGC Insd)	5.00	10/01/25	834,776
1,000	County of Miami-Dade, Ser 2005 A (NATL-RE Insd)	0.00 (e)	10/01/30	740,060
6,890	Florida State Board of Education, Capital Outlay Refg Ser 2001 D	5.375	06/01/18	7,457,460
3,000	Highlands County Health Facilities Authority, Adventist Health Refg Ser 2005 C	5.00	11/15/31	2,988,180
1,300	Miami-Dade County Educational Facilities Authority, University of Miami Ser 2008 A (CR) (BHAC Insd)	5.50	04/01/38	1,365,468
945	Mid-Bay Bridge Authority, Ser 2008 (AGC Insd)	5.00	10/01/22	1,032,223
750	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50	10/01/23	851,858
8,000	South Miami Health Facilities Authority, Baptist Health South Florida, Ser 2007 (b)	5.00	08/15/42	7,791,968
1,000	St Johns County Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375	01/01/40	724,470
1,000	Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd)	6.00	10/01/29	1,207,420
1,545	Tampa Sports Authority, Sales Tax Refg Ser 2005 (AGM Insd)	5.00	01/01/26	1,600,141

				31,740,876

	Georgia (7.0%)
2,000	City of Atlanta, Airport Ser 2004 J (AGM Insd)	5.00	01/01/34	2,022,260
5,000	Georgia State Road & Tollway Authority, Ser 2001	5.375	03/01/17	5,361,200
2,000	Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/22	2,121,000
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (NATL-RE Insd)	5.25	11/01/21	2,136,900
1,500	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (NATL-RE Insd)	5.25	11/01/22	1,575,540

				13,216,900

	Hawaii (0.6%)
1,100	State of Hawaii, Airports Refg Ser A	5.00	07/01/39	1,100,363

	Idaho (0.5%)
1,000	Madison County Hospital, Madison Memorial Hospital Ser 2006 (COPs)	5.25	09/01/37	881,510

	Illinois (7.5%)
1,035	Chicago Transit Authority, Capital Grant Receipts Ser 2008 (AGC Insd)	5.25	06/01/24	1,106,042
2,000	City of Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (AGM Insd)	5.75	01/01/23	2,079,440

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$4,470	City of Chicago, Project & Refg Ser 2007 A (CR) (FGIC & AGM Insd) (b)(f)	5.00%	01/01/37	$4,543,174
1,250	City of Granite City, Waste Management, Inc. Project	3.50	05/01/27	1,250,475
710	De Kalb County Community United School District No. 428 (AGM Insd)	5.00	01/01/23	770,123
935	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375	08/15/24	1,005,331
930	Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25	948,581
400	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	451,088
1,335	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75	08/15/29	1,337,844
695	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	6.00	08/15/38	698,503

				14,190,601

	Indiana (1.7%)
2,700	Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	2,612,925
510	Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25	06/01/25	566,080

				3,179,005

	Iowa (3.1%)
2,200	City of Coralville, Marriot Hotel & Convention Center Ser 2006 D (COPs)	5.25	06/01/26	2,249,280
1,275	City of Coralville, Urban Renewal Ser 2007 C	5.00	06/01/47	1,104,660
1,320	State of Iowa, IJOBS Program Ser 2009 A (b)(f)	5.00	06/01/25	1,433,044
990	State of Iowa, IJOBS Program Ser 2009 A (b)(f)	5.00	06/01/26	1,068,307

				5,855,291

	Kansas (0.3%)
455	Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	482,719

	Kentucky (3.7%)
550	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 A	6.50	03/01/45	570,125
2,925	Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd)	5.375	05/15/20	3,109,684
3,075	Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd)	5.375	05/15/21	3,260,023

				6,939,832

	Maryland (3.4%)
685	County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	611,027
670	Maryland Economic Development Corp., Ser B	5.75	06/01/35	686,971

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
$1,190	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00%	01/01/17		$1,094,526
3,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.375	08/15/24		3,078,810
900	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2006 A	5.00	07/01/41		891,513

					6,362,847

	Massachusetts (5.2%)
415	Massachusetts Bay Transportation Authority, Balanced Assessment 2007 Ser 2000 A	5.25	07/01/10	(c)	418,494
625	Massachusetts Health & Educational Facilities Authority, Berklee College Music Ser A	5.00	10/01/32		634,262
1,400	Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30		1,655,794
4,715	Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (b)	5.50	11/15/36		5,352,388
1,530	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (b)	5.50	07/01/36		1,733,985

					9,794,923

	Michigan (2.3%)
875	City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd)	5.00	07/01/26		886,060
3,500	Michigan Strategic Fund, Detroit Edison Co Ser 2001 C	5.45	09/01/29		3,511,340

					4,397,400

	Missouri (0.7%)
630	City of Fenton, Gravois Bluffs Refg Ser 2006	4.50	04/01/21		601,675
750	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375	02/01/35		698,093

					1,299,768

	Montana (0.5%)
1,000	City of Forsyth, Pollution Control Revenue Ser A	5.00	05/01/33		1,018,780

	Nevada (4.1%)
2,000	County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd)	5.50	07/01/22		2,035,180
500	County of Clark, McCarran International Airport Ser 2010 A	5.125	07/01/34		500,530
400	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25	06/15/16		448,904
2,925	Las Vegas Valley Water District, Improvement and Refg Ser 2003 A (NATL-RE & FGIC Insd)	5.25	06/01/22		3,104,683
1,600	State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (b)	5.00	06/01/26		1,681,668

					7,770,965

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	New Jersey (7.6%)
$1,750	New Jersey State Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00%	01/01/30	$1,790,512
4,135	New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)	0.00	12/15/26	1,801,413
6,900	State of New Jersey, 2001 Ser H	5.25	07/01/19	8,096,943
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	2,564,130
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 B (a)	0.00	06/01/41	196,680

				14,449,678

	New Mexico (0.5%)
920	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Ser 2008 A	5.00	06/01/27	999,212

	New York (12.9%)
460	Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	473,777
190	Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	195,445
1,840	City of New York, 2009 Subser A-1 (b)	5.25	08/15/27	1,998,595
1,840	City of New York, 2009 Subser A-1 (b)	5.25	08/15/28	1,998,595
1,500	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00	09/01/34	1,523,250
3,000	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50	07/01/20	3,229,380
3,000	New York City Municipal Water Finance Authority, 2003 Ser A	5.375	06/15/18	3,233,010
1,270	New York City Transitional Finance Authority, 2010 Subser A-1 (b)	5.00	05/01/28	1,371,710
1,015	New York City Transitional Finance Authority, 2010 Subser A-1 (b)	5.00	05/01/29	1,096,288
1,015	New York City Transitional Finance Authority, 2010 Subser A-1 (b)	5.00	05/01/30	1,096,288
3,700	New York City Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 A (b)	5.00	04/01/26	4,039,171
1,500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser A (AGM Insd)	5.00	02/15/27	1,594,770
1,700	New York State Energy Research & Development Authority, Brooklyn Union Gas Co. 1991 Ser B (AMT)	12.732 (g)	07/01/26	1,705,423
1,000	Seneca Nation Indians, Ser 2007 A (144A) (h)	5.00	12/01/23	833,900

				24,389,602

	North Carolina (1.2%)
1,100	North Carolina Medical Care Commission, Salemtown Refg Ser 2006	5.10	10/01/30	977,185
1,200	University of North Carolina at Chapel Hill, Chapel Hill Ser 2003	5.00	12/01/24	1,299,696

				2,276,881

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Ohio (4.1%)
$3,000	American Municipal Power-Ohio Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (b)	5.25%	02/15/33	$3,140,981
3,000	County of Lorain, Catholic Healthcare Partners Ser 2001 A	5.75	10/01/18	3,111,390
1,290	Ohio State Higher Educational Facilities, Summa Health Systems Ser 2010 (i)	5.75	11/15/40	1,273,501
255	Ohio State Water Development Authority, Ser 2009 A	5.875	06/01/33	278,764

				7,804,636

	Pennsylvania (3.1%)
1,000	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	808,930
5,000	Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC Insd)	5.00	12/01/34	5,040,500

				5,849,430

	Puerto Rico (1.5%)
750	Puerto Rico Electric Power Authority, Ser XX	5.25	07/01/40	761,167
855	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	892,859
450	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	465,674
750	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	783,315

				2,903,015

	South Carolina (5.5%)
3,000	Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/29	3,106,920
205	County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	216,763
40	Lexington County Health Services District, Inc., Ser 2007 A	5.00	11/01/16	43,574
4,000	South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (b)	5.00	01/01/27	4,224,387
1,500	South Carolina State Public Service Authority, Santee Cooper, 2002 Refg Ser A (AGM Insd)	5.125	01/01/20	1,630,470
1,000	South Carolina State Public Service Authority, Santee Cooper, 2002 Refg Ser A (AGM Insd)	5.125	01/01/21	1,074,020

				10,296,134

	Texas (16.6%)
1,090	Aldine Independent School District, Bldg & Refg Ser 2001 (PSF-GTD)	5.00	02/15/26	1,118,776
2,000	Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21	1,984,860
590	Bexar County Health Facilities Development Corp.	6.20	07/01/45	597,930
1,360	City of Austin, Water & Wastewater Refg Ser 2001 A & B (AGM Insd)	13.972 (g)	05/15/10	1,498,992
3,180	City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd)	5.25	05/15/23	3,417,037
4,500	City of Houston, Combined Utility First Lien Refg Ser 2004 A (NATL-RE Insd)	5.25	05/15/25	4,810,095

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$2,300	City of Houston, Hotel Occupancy Ser 2001 B (CR) (AGM & AMBAC Insd) (a)	0.00%	09/01/25	$1,038,887
1,485	County of Harris, Ser 2007 C (AGM Insd)	5.25	08/15/31	1,707,497
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Ser 2003 A (AMT) (AGM Insd) (b)	5.375	11/01/22	5,155,700
555	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/25	609,529
350	Harris County Industrial Development Corp., Deer Park Refinancing Project	5.00	02/01/23	355,796
420	Houston Community College System, Sr-Lien-Student Fee Ser 2008 (AGM Insd)	5.00	04/15/23	456,553
5,100	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/28	1,928,565
1,025	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/31	322,721
1,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc. Ser 2007	5.125	05/15/37	848,310
835	Texas A&M University, Financing System Ser 2009 A	5.00	05/15/26	918,767
890	Texas A&M University, System Health Science Center Ser 2009 A	5.00	05/15/25	986,512
520	Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39	545,563
3,000	University of Houston, Ser 2008 (AGM Insd) (b)	5.00	02/15/33	3,129,530

				31,431,620

	Utah (1.5%)
2,800	City of Salt Lake City, IHC, Hospital, Inc. Refg Ser 1991 (ETM) (AMBAC Insd)	12.776 (g)	05/15/20	2,829,372

	Virignia (0.9%)
1,750	Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125	10/01/37	1,700,982

	Washington (7.1%)
2,000	Lewis County Public Utility District No. 1, Cowlitz Falls Refg Ser 2003 (NATL-RE Insd)	5.00	10/01/22	2,088,480
3,020	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	3,026,644
3,000	Port of Seattle, Sub Lien Ser 1999 A (NATL-RE & FGIC Insd)	5.25	09/01/22	3,149,280
2,315	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/29	2,489,572
2,435	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/30	2,618,622

				13,372,598

	Wisconsin (0.6%)
1,000	State of Wisconsin, Ser 2009 A	5.625	05/01/28	1,105,120

	Total Tax-Exempt Municipal Bonds (Cost $275,248,026)			282,068,670

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE

	Short-Term Investment (1.5%)
	Investment Company
2,868	Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class (See Note 5) (Cost $2,868,214)		$2,868,214

	Total Investments (Cost $278,116,240) (j)(k)	150.9%	284,936,884
	Other Assets in Excess of Liabilities	0.8	1,631,439
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.30% to 0.45% at 04/30/10 and contractual maturities of collateral ranging from 11/01/22 to 08/15/42 (See Note 1D) (l)	(18.7)	(35,340,000)
	Preferred Shares of Beneficial Interest	(33.0)	(62,350,000)

	Net Assets Applicable to Common Shareholders	100.0%	$188,878,323

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
CR	Custodial Receipts.
ETM	Escrowed to Maturity.
PSF	Texas Permanent School Fund Guarantee Program.
(a)	Capital appreciation bond.
(b)	Underlying security related to inverse floater entered into by the Trust (See Note 1D).
(c)	Prefunded to call date shown.
(d)	Joint exemption.
(e)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(f)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,535,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.
(g)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,033,787 which represents 3.2% of net assets applicable to common shareholders.
(h)	Resale is restricted to qualified institutional investors.
(i)	Security purchased on a when-issued basis.
(j)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis and inverse floating rate municipal obligations.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,476,511 and the aggregate gross unrealized depreciation is $4,655,867 resulting in net unrealized appreciation of $6,820,644.
(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at April 30, 2010.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
NATL-RE	National Public Finance Guarantee Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $275,248,026)	$282,068,670
Investment in affiliate, at value (cost $2,868,214)	2,868,214
Receivable for:
Interest	4,114,423
Investments sold	201,121
Dividends from affiliate	592
Prepaid expenses and other assets	46,728

Total Assets	289,299,748

Liabilities:
Floating rate note and dealer trusts obligations	35,340,000
Payable for:
Investments purchased	2,509,182
Investment advisory fee	72,506
Administration fee	21,784
Transfer agent fee	1,684
Accrued expenses and other payables	126,269

Total Liabilities	38,071,425

Preferred shares of beneficial interest, (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 1,247 shares outstanding)	62,350,000

Net Assets Applicable to Common Shareholders	$188,878,323

Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 13,865,373 shares outstanding)	$194,150,405
Net unrealized appreciation	6,820,644
Accumulated undistributed net investment income	3,967,133
Accumulated net realized loss	(16,059,859)

Net Assets Applicable to Common Shareholders	$188,878,323

Net Asset Value Per Common Share ($188,878,323 divided by 13,865,373 common shares outstanding)	$13.62

Statement of Operations
For the six months ended April 30, 2010 (unaudited)

Net Investment Income:
Income
Interest	$7,143,281
Dividends from affiliate	1,982

Total Income	7,145,263

Expenses
Investment advisory fee	379,042
Interest and residual trust expenses	147,106
Administration fee	112,309
Auction commission fees	45,727
Professional fees	34,302
Shareholder reports and notices	17,307
Trustees’ fees and expenses	13,926
Auction agent fees	10,273
Listing fees	9,580
Transfer agent fees and expenses	7,348
Custodian fees	3,995
Other	30,164

Total Expenses	811,079
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(2,273)

Net Expenses	808,806

Net Investment Income	6,336,457

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(82,488)
Futures contracts	339,594

Net Realized Gain	257,106

Change in Unrealized Appreciation/Depreciation on:
Investments	4,967,123
Futures contracts	(254,363)

Net Change in Unrealized Appreciation/Depreciation	4,712,760

Net Gain	4,969,866

Dividends to preferred shareholders from net investment income	(41,783)

Net Increase	$11,264,540

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	APRIL 30, 2010	OCTOBER 31, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,336,457	$13,100,962
Net realized gain (loss)	257,106	(13,360,769)
Net change in unrealized appreciation/depreciation	4,712,760	34,455,726
Dividends to preferred shareholders from net investment income	(41,783)	(241,134)

Net Increase	11,264,540	33,954,785
Dividends to Common Shareholders from Net Investment Income	(5,927,447)	(10,936,313)

Net Increase	5,337,093	23,018,472
Net Assets Applicable to Common Shareholders:
Beginning of period	183,541,230	160,522,758

End of Period (Including accumulated undistributed net investment income of $3,967,133 and $3,599,906, respectively)	$188,878,323	$183,541,230

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Financial Statements continued

Statement of Cash Flows
For the six months ended April 30, 2010 (unaudited)

Increase (Decrease) in cash:
Cash Flows Provided by Operating Activities:
Net increase in net assets from operations (including preferred shares dividends)	$11,264,540

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net realized loss on investments	82,488
Net change in unrealized appreciation/depreciation on investments	(4,967,123)
Amortization of premium	318,987
Accretion of discount	(527,671)
Cost of purchases of investments	(11,530,674)
Proceeds from sales of investments	12,510,825
Net purchase of short-term investments	(1,129,444)
Increase in interest receivables and other assets	(54,435)
Decrease in accrued expenses and other payables	(40,046)

Total Adjustments	(5,337,093)

Net Cash Provided by Operating Activities	5,927,447

Cash Flows Used for Financing Activities:
Dividends paid to common shareholders	(5,927,447)

Net Cash Used for Financing Activities	(5,927,447)

Net Increase in Cash	—
Cash at Beginning of Period	—

Cash at End of Period	$—

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$147,106

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Quality Municipal Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust’s investment objective is to provide current income which is exempt from federal income taxes. The Trust was organized as a Massachusetts business trust on July 2, 1991 and commenced operations on September 27, 1991.

On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, at a Special Meeting of Shareholders held on April 16, 2010, shareholders of the Trust approved a new Board of Trustees, a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. At that Special Meeting of Shareholders, the Trust’s shareholders approved all proposals. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Trust.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note and Dealer Trusts Obligations Related to Securities Held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “floating rate note and dealer trusts obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “interest” and records the expenses related to floating rate note and dealer trusts obligations and any administrative expenses of the Dealer Trusts under the caption “interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

redemption at par at each reset date. At April 30, 2010, the Trust’s investments with a value of $61,821,796 are held by the Dealer Trusts and serve as collateral for the $35,340,000 in floating rate note and dealer trusts obligations outstanding at that date. The range of contractual maturities of the floating rate note and dealer trusts obligations and interest rates in effect at April 30, 2010 are presented in the Portfolio of Investments.

E. Federal Income Tax Policy — It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders. Therefore, no federal income tax provision is required. The Trust files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Trust recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2009 remains subject to examination by taxing authorities.

The Trust purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (“IRS”) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Subsequent Events — The Trust considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

2. Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$282,068,670	—	$282,068,670	—
Short-Term Investment – Investment Company	2,868,214	$2,868,214	—	—

Total	$284,936,884	$2,868,214	$282,068,670	—

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect the Trust against possible changes in the market value of its portfolio or to generate potential gain. All of the Trust’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Trust.

Futures  To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts (“futures contracts”). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the six months ended April 30, 2010, were as follows:

NUMBER OF
CONTRACTS
Futures, outstanding at beginning of the period	314
Futures opened	191
Futures closed	(505)

Futures, outstanding at end of the period	—

The following tables set forth by primary risk exposure the Trust’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended April 30, 2010.

AMOUNT OF REALIZED GAIN ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES

Interest Rate Risk	$339,594

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES

Interest Rate Risk	$(254,363)

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust’s average weekly net assets including current preferred shares and a portion of

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

floating rate note and dealer trusts obligations that the Trust entered into to retire outstanding preferred shares of the Trust.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust’s average weekly net assets including current preferred shares and a portion of floating rate note and dealer trusts obligations that the Trust entered into to retire outstanding preferred shares of the Trust.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.
5. Security Transactions and Transactions with Affiliates
The Trust invests in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class. For the six months ended April 30, 2010, advisory fees paid were reduced by $2,273 relating to the Trust’s investment in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Trust are recorded as “dividends from affiliate” in the Statement of Operations and totaled $1,982 for the six months ended April 30, 2010. During the six months ended April 30, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class aggregated $16,810,612 and $15,681,168, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2010 aggregated $14,039,856 and $12,711,946, respectively.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30,2010, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $10,391. At April 30, 2010, the Trust had an accrued pension liability of $63,076, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

The Trust has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.
6. Preferred Shares of Beneficial Interest
The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series A and B Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

		AMOUNT IN		RESET	RANGE OF
SERIES	SHARES+	THOUSANDS+	RATE+	DATE	DIVIDEND RATES++
A	831	$41,550	0.220%	05/05/2010	0.077% – 0.220%
B	416	20,800	0.187	05/07/2010	0.055 – 0.253

+	As of April 30, 2010.
++	For the six months ended April 30, 2010.

Subsequent to April 30, 2010 and up through June 4, 2010, the Trust paid dividends to each of the Series A and B at rates ranging from 0.17% to 0.28% in the aggregate amount of $15,218.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

The Trust entered into additional floating rate note and dealer trusts obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	SHARES	VALUE
Outstanding at October 31, 2008	1,620	$81,000,000
Shares retired	(373)	(18,650,000)

Outstanding at October 31, 2009	1,247	62,350,000
Shares retired	—	—

Outstanding at April 30, 2010	1,247	$62,350,000

7. Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

			CAPITAL
			PAID IN
		PAR VALUE	EXCESS OF
	SHARES	OF SHARES	PAR VALUE
Balance, October 31, 2008	13,865,373	$138,654	$194,011,547
Shares repurchased	—	—	—
Reclassification due to permanent book/tax differences	—	—	204

Balance, October 31, 2009	13,865,373	138,654	194,011,751
Shares repurchased	—	—	—

Balance, April 30, 2010	13,865,373	$138,654	$194,011,751

The Trustees have approved a share repurchase program whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
8. Dividend to Common Shareholders
The Trust declared the following dividend from net investment income subsequent to April 30, 2010:

DECLARATION	AMOUNT	RECORD	PAYABLE
DATE	PER SHARE	DATE	DATE
May 11, 2010	$0.07125	May 21, 2010	May 27, 2010
9. Purposes of and Risks Relating to Certain Financial Instruments
The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.

The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.

In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

The Trust may also invest in private placement securities. TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

Morgan Stanley Quality Municipal Investment Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

10. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2009, the Trust has temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and tax adjustments on inverse floaters.
11. Accounting Pronouncements
In June 2009, the Financial Accounting Standards Board (“FASB”) issued new guidance related to Transfers and Servicing. The new guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The new guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009 and earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date. The impact of this new guidance on the Trust’s financial statements, if any, is currently being assessed.

On January 21, 2010, FASB issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Trust’s financial statements, if any, is currently being assessed.

Morgan Stanley Quality Municipal Investment Trust
Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2010		2009	2008		2007		2006	2005
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$13.24		$11.58	$14.50		$15.25		$15.29	$15.64

Income (loss) from Investment Operations:
Net investment income(1)	0.46		0.94	0.97		0.97		0.93	0.95
Net realized and unrealized gain (loss)	0.35		1.53	(3.01)		(0.68)		0.36	(0.29)
Common share equivalent of dividends paid to preferred shareholders(1)	(0.00	)(2)	(0.02)	(0.21)		(0.28)		(0.20)	(0.14)

Total income (loss) from investment operations	0.81		2.45	(2.25)		0.01		1.09	0.52

Less dividends and distributions from:
Net investment income	(0.43)		(0.79)	(0.69)		(0.69)		(0.79)	(0.81)
Net realized gain	—		—	—		(0.10)		(0.40)	(0.13)

Total dividends and distributions	(0.43)		(0.79)	(0.69)		(0.79)		(1.19)	(0.94)

Anti-dilutive effect of shares repurchased(1)	—		—	0.02		0.03		0.06	0.07

Net asset value, end of period	$13.62		$13.24	$11.58		$14.50		$15.25	$15.29

Market value, end of period	$13.04		$12.02	$9.78		$13.00		$13.87	$13.62

Total Return(3)	12.13%(7)		31.98%	(20.36)%		(0.70)%		11.12%	4.24%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.88%(4	)(8)	1.01%(4)	1.21%(4	)(5)	1.13%(4	)(5)	0.93%(5)	0.85%(5)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.72%(4	)(8)	0.81%(4)	0.79%(4	)(5)	0.77%(4	)(5)	0.85%(5)	0.85%(5)
Net investment income before preferred stock dividends	6.87%(4	)(8)	7.78%(4)	7.03%(4)		6.55%(4)		6.34%	6.15%
Preferred stock dividends	0.05%(8)		0.14%	1.52%		1.90%		1.36%	0.93%
Net investment income available to common shareholders	6.82%(4	)(8)	7.64%(4)	5.51%(4)		4.65%(4)		4.98%	5.22%
Rebate from Morgan Stanley affiliate	0.00%(6	)(8)	0.00%(6)	0.00%(6)		0.00%(6)		—	—
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$188,878		$183,541	$160,523		$203,287		$219,343	$229,415
Asset coverage on preferred shares at end of period	403%		394%	298%		294%		309%	318%
Portfolio turnover rate	5%(7)		21%	18%		10%		17%	18%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(4)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Does not reflect the effect of expense offset of 0.01%.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
Shareholder Voting Results (unaudited)
On October 23, 2009, an annual meeting of the Trust’s shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

	Number of Shares
	For	Withheld	Abstain
Kathleen A. Dennis	11,864,727	441,634	0
Joseph J. Kearns	11,854,830	451,531	0
Fergus Reid	11,689,333	617,028	0
Manuel H. Johnson (P)	1,166	7	0
  (P) election of trustee by preferred shareholders only

Special Shareholder Meeting Results (unaudited)

On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, at a Special Meeting of Shareholders held on April 16, 2010, shareholders of the Trust approved a new Board of Trustees, a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. At that Special Meeting of Shareholders, the Trust’s shareholders approved all proposals. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. The results of that Special Meeting of Shareholders were as follows:

(1) Election of Trustees:

	Number of Shares
	For	Withheld	Abstain
David C. Arch	8,639,071	459,257	0
Bob R. Baker	8,622,485	475,843	0
Frank S. Bayley	8,619,904	478,424	0
James T. Bunch	8,637,563	460,765	0
Bruce L. Crockett	8,636,795	461,533	0
Rod Dammeyer	8,632,300	466,028	0
Albert R. Dowden	8,627,866	470,462	0
Jack M. Fields	8,643,012	455,316	0
Martin L. Flanagan	8,489,419	608,909	0
Carl Frischling	8,619,230	479,098	0
Prema Mathai-Davis	8,625,988	472,340	0
Lewis F. Pennock	8,639,089	459,239	0
Larry Soll	8,634,975	463,353	0
Hugo F. Sonnenschein	8,629,291	469,037	0
Raymond Stickel, Jr.	8,636,384	461,944	0
Philip A. Taylor	8,494,106	604,222	0
Wayne W. Whalen	8,625,919	472,409	0

Morgan Stanley Quality Municipal Investment Trust
Special Shareholder Meeting Results (unaudited) continued

(2) Approval of new investment advisory agreement with Invesco Advisers, Inc.:

Number of Shares
For	Withheld	Abstain	Broker Non-Vote
6,953,248	372,325	468,310	1,304,445

(3) Approval of a new master sub-advisory agreement between Invesco Advisers, Inc. and its affiliates:

Number of Shares
For	Withheld	Abstain	Broker Non-Vote
6,909,743	383,556	500,584	1,304,445

Morgan Stanley Quality Municipal Investment Trust
Portfolio Management (unaudited)

On June 1, 2010, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, and the Trust was part of that acquisition. Therefore, as of that date, the Trust’s investment adviser is Invesco Advisers, Inc. The following individuals associated with Invesco Advisers, Inc. are jointly and primarily responsible for the day-to-day management of the Trust’s portfolio:

•	Thomas Byron, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Byron was associated with Morgan Stanley Investment Advisors Inc. or its investment advisory affiliates in an investment management capacity since 1981.

•	Robert J. Stryker, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Stryker was associated with Morgan Stanley Investment Advisors Inc. or its investment advisory affiliates in an investment management capacity since 1994.

•	Robert W. Wimmel, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Wimmel was associated with Morgan Stanley Investment Advisors Inc. or its investment advisory affiliates in an investment management capacity since 1996.

Morgan Stanley Quality Municipal Investment Trust
Dividend Reinvestment Plan (unaudited)

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of the Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time.

Plan benefits

• Add to your account
You may increase your shares in the Trust easily and automatically with the Plan.

• Low transaction costs
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

• Convenience
You will receive a detailed account statement from Computershare Trust Company, N.A., (the Agent) which administers the Plan. The statement shows your total Distributions, dates of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account.

• Safekeeping
The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

If you choose to participate in the Plan, whenever the Trust declares a distribution, it will be invested in additional shares of the Trust that are purchased in the open market.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by calling toll-free 800-341-2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, Rl 02940-3078. Please include the Trust name and account number and ensure that all shareholders listed on the account sign the written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally

Morgan Stanley Quality Municipal Investment Trust
Dividend Reinvestment Plan (unaudited) continued

one week before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

Costs of the Plan
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan’s fees are paid by the Trust. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

Tax implications
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or capital gains distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for Information concerning their individual situation.

How to withdraw from the Plan
To withdraw from the Plan, please call 800-341-2929 or notify us in writing at the address below.

Invesco Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, Rl 02940-3078

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

Morgan Stanley Quality Municipal Investment Trust
Dividend Reinvestment Plan (unaudited) continued

3.	You may sell your shares through your financial advisor through the Direct Registration System (“DRS”). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Trust and Computershare Trust Company, N.A. at any time may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the Dividend Reinvestment Plan, please call us at 800-341-2929.

Morgan Stanley Quality Municipal Investment Trust
Privacy Policy (unaudited)

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Information below is as of June 1, 2010

Trustees

David C. Arch
Bob R. Baker
Frank S. Bayley
James T. Bunch
Bruce L. Crockett
Rod Dammeyer
Albert R. Dowden
Jack M. Fields
Martin L. Flanagan
Carl Frischling
Dr. Manuel H. Johnson
Prema Mathai-Davis
Michael E. Nugent
Lewis F. Pennock
Larry Soll
Hugo F. Sonnenschein
Raymond Stickel, Jr.
Philip A. Taylor
Wayne W. Whalen

Officers

Bruce L. Crockett
Chair

Philip A. Taylor
President and Principal Executive Officer

Russell C. Burk
Senior Vice President and Senior Officer

John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary

Lisa O. Brinkley
Vice President

Kevin M. Carome
Vice President

Karen Dunn Kelly
Vice President

Sheri Morris
Vice President, Principal Financial Officer and Treasurer

Lance A. Rejsek
Anti-Money Laundering Compliance Officer

Todd L. Spillane
Chief Compliance Officer

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Investment Adviser

Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

INVESTMENT MANAGEMENT
Morgan Stanley
Quality Municipal
Investment Trust
NYSE: IQT

On June 1, 2010, Invesco completed its
acquisition of Morgan Stanley’s retail asset management business. This trust was included in that acquisition and as of that
date, became Invesco Quality
Municipal Investment Trust.
Please visit www.invesco.com/transition
for more information or call Invesco’s Client Services team at 800 959 4246.

Invesco Distributors, Inc.

Semiannual
Report

April 30, 2010

IQTSAN
IU10-02530P-Y04/10

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Investment Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.